Income Taxes - Provision for (Benefit from) Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current income tax provision
Domestic	$ (125)	$ (35)
Foreign	27,309	25,721	$ 10,817
Total	27,184	25,686	10,817
Deferred income tax benefit:
Domestic	72	(80)
Foreign	43,874	(9,620)	(9,304)
Total	43,946	(9,700)	(9,304)
Total income tax provision (benefit)	$ 71,130	$ 15,986	$ 1,513